Operating expenses by nature (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses by nature
Employee costs	£ 2,506	£ 1,736	£ 1,405
Direct materials and services	900	704	586
Vehicle costs	285	201	146
Property costs	106	82	60
Depreciation and impairment of property, plant and equipment	154	140	128
Amortisation and impairment of intangible assets	201	140	91
One-off and adjusting items	98	136	21
Other operating expenses	461	234	173
Total operating expenses	4,711	3,373	2,610
Impairment losses related to property, plant and equipment	£ 0	£ 8	£ 0